Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Commitments
Maturity analysis for capitalized leases
Maturity analysis for capitalized leases in 2021	Contractual minimum lease obligations	Effect of discounting	Lease liabilities
		(in €)
Within one year	383,259	17,087	366,171
After one year but not more than five years	994,716	29,313	965,403
More than five years	101,280	329	100,951
Total	1,479,254	46,729	1,432,525

Maturity analsis for all lease obligations
Maturity analysis for all lease obligations in 2021	Total	Low value leases	Short-term leases	Capitalized leases
		(in €)
Within one year	389,520	6,261	—	383,259
After one year but not more than five years	1,005,938	11,223	—	994,716
More than five years	101,280	—	—	101,280
Total	1,496,738	17,484	—	1,479,254
Maturity analysis for all lease obligations in 2020	Total	Low value leases	Short-term leases	Capitalized leases
		(in €)
Within one year	352,261	6,261	—	346,000
After one year but not more than five years	249,199	17,484	—	231,715
More than five years	—	—	—	—
Total	601,460	23,745	—	577,715